DEBT	6 Months Ended
Jun. 30, 2018
DEBT [Abstract]
DEBT
NOTE 5 – DEBT

Debt consisted of the following:

	Successor Company
	June 30, 2018	December 31, 2017

Revolving credit facility	$20,000,000	$20,000,000
Term loan	93,362,500	95,787,500
	113,362,500	115,787,500
Less: Current portion of long term debt (1)	(4,078,627)	(3,913,436)
Less: Debt origination costs	(3,883,677)	(4,347,602)
	$105,400,196	$107,526,462

(1)	Current portion of long term debt is net of debt origination costs of $771,373 at June 30, 2018 and $936,564 at December 31, 2017.

On August 23, 2017, the Company entered into a Financing Agreement (the “Financing Agreement”) with MC Credit Partners to refinance its debt.  The Financing Agreement includes a revolving credit facility that provides for funding of up to $20,000,000 in the aggregate and a term loan in an aggregate principal amount of $97,000,000.  The principal amount of the term loan must be repaid in consecutive quarterly installments on the last business day of each March, June, September and December commencing in December 2017. The Company must repay an amount equal to 1.25% of the original amount borrowed for each quarterly payment from December 31, 2017 through September 30, 2019 and 2.50% of the original amount borrowed for each quarterly payment from December 31, 2019 and thereafter.

On December 19, 2017, the Financing Agreement was amended to allow for the change of control of the Company pursuant to the Merger (see Note 11).  In connection with the Merger, the Company will be required to pay $1.5 million in fees to MC Credit Partners.  These fees are contingent upon the closing of the Merger and therefore are not accrued as of June 30, 2018. The $1.5 million will be expensed as part of transaction costs in the third quarter of 2018, and the payment was made from the net proceeds received in the transaction.